Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Ore stockpiles	$ 1,620	$ 3,297
In-process inventory and finished goods	59,974	96,651
Materials and supplies	76,291	68,896
Inventories	$ 137,885	$ 168,844